Trade Accounts Receivable - Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concesionaria Vuela Compania de Aviacion, S.A.P.I. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	25.50%	13.30%	23.00%
% receivable of SAE	3.50%	2.90%	15.80%
ABC Aerolineas, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	12.00%	4.60%	6.40%
% receivable of SAE	1.30%	1.00%	5.70%
Aerovias de Mexico, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	6.00%	2.70%	4.90%
% receivable of SAE	0.90%	0.80%	7.40%
Aerolitoral, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	4.90%	4.80%	7.90%
% receivable of SAE	0.50%	0.40%	5.90%